Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss and Tax Credit Carryforwards [Line Items]
Effective income tax rate			4.00%	(7.50%)	40.60%
U.S. tax reform expense (benefit)		$ 10,100	$ (15,604)	$ 10,138	$ 0
Goodwill impairment			46,051	14,731	0
Valuation allowance	$ 50,000		50,005	4,523	$ 0
Provisional estimate related to deemed repatriation		27,700		27,700
Net tax benefit related to U.S. tax reform			(5,500)
Domestic operating loss carryforwards	193,900		193,900
State operating loss carryforwards	6,200		6,200
Operating loss carryforward subject to expiration	151,700		151,700
Operating loss carryforwards not subject to expiration	48,400		48,400
Foreign operating loss carryforwards	113,500		113,500
Unrecognized tax benefits	13,254	14,768	13,254	14,768
Decrease in unrecognized tax benefits is reasonably possible	2,600		2,600
Accrued interest and penalties	300	$ 600	300	600
Non-US
Operating Loss and Tax Credit Carryforwards [Line Items]
Valuation allowance			18,400
U.S.
Operating Loss and Tax Credit Carryforwards [Line Items]
Valuation allowance	31,600
Tax benefit from measurement of deferred tax liabilities				$ 17,600
Subsea Technologies
Operating Loss and Tax Credit Carryforwards [Line Items]
Goodwill impairment			$ 46,100
U.K. | Non-US
Operating Loss and Tax Credit Carryforwards [Line Items]
Valuation allowance	3,600
Federal Ministry Of Finance, Germany And Inland Revenue Service, Singapore | Non-US
Operating Loss and Tax Credit Carryforwards [Line Items]
Valuation allowance	$ 14,800